SUBSEQUENT EVENTS (Details) - USD ($)	2 Months Ended		3 Months Ended
	Mar. 31, 2024	Mar. 15, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 20, 2024	Feb. 15, 2024	Jan. 18, 2024	Dec. 31, 2023	Nov. 10, 2023
Subsequent Event [Line Items]
Proceeds from warrant exercise			$ 3,610,253	$ 0
Public Warrants
Subsequent Event [Line Items]
Exercise price of warrants (in dollars per share)	$ 11.50		$ 11.50				$ 11.50	$ 11.50
Proceeds from warrant exercise	$ 3,610,253
Number of exercised warrants (in shares)	387,235		387,235
Fixed Rate Senior Unsecured Notes | Unsecured borrowing
Subsequent Event [Line Items]
Face amount						$ 25,000,000			$ 35,650,000
Interest rate (as a percent)						9.875%			9.875%
LMA Income Series II, LP | Secured borrowing | Limited Partner
Subsequent Event [Line Items]
Face amount	$ 17,942,641		$ 17,942,641
Subsequent Event | Public Warrants
Subsequent Event [Line Items]
Proceeds from warrant exercise		$ 3,506,753
Number of exercised warrants (in shares)		304,935
Subsequent Event | Fixed Rate Senior Unsecured Notes | Unsecured borrowing
Subsequent Event [Line Items]
Face amount						$ 25,000,000
Interest rate (as a percent)						9.875%
Subsequent Event | LMA Income Series II, LP | Secured borrowing | Limited Partner
Subsequent Event [Line Items]
Face amount					$ 18,042,641